UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     MAY 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $ 8851345(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD ADR			ADR		000375204    13998  1004150 SH	     SOLE		    1001950	0	2200
ABRAXIS BIOSCIENCE		COM		00383Y102    49974  1048112 SH	     SOLE		     666081	0     382031
ALCON				COM		H01301102    21157   232725 SH	     SOLE		     200225	0      32500
ALLERGAN			COM		018490102   598418 12529691 SH	     SOLE		    7901820	0    4627871
ALNYLAM PHARMS			COM		02043Q107     2258   118600 SH	     SOLE		      15700	0     102900
AMAZON.COM			COM		023135106   585114  7967235 SH       SOLE		    5217184	0    2750051
AMERICA MOVIL 			SPON ADR L SHS	02364W105   230023  8494189 SH 	     SOLE		    5595423	0    2898766
APPLE	 			COM		037833100   645917  6144567 SH	     SOLE		    4030411	0    2114156
ASML 				ADR		N07059186    11369   649300 SH	     SOLE		     649300	0	   0
BIOMARIN PHARMS			COM		09061G101     2980   241300 SH	     SOLE		      32000	0     209300
BROADCOM			CL A		111320107   290050 14517029 SH	     SOLE		    9563940	0    4953089
CELGENE				COM		151020104     4045    91100 SH	     SOLE        	      12000	0      79100
CISCO SYSTEMS			COM		17275R102      268    16000 SH	     SOLE		       9500	0	6500
CME GROUP			CL A		12572Q105   258920  1050854 SH	     SOLE		     670486	0     380368
EMC CORP			COM		268648102   250839 22003455 SH	     SOLE		   14032162	0    7971293
FMC TECHNOLOGIES		COM		30249U101   296971  9466717 SH	     SOLE		    6412859	0    3053858
GENOMIC HEALTHCARE INC		COM		37244C101     3325   136400 SH	     SOLE		      16900	0     119500
GENZYME				COM		372917104   497242  8372483 SH	     SOLE		    5354652	0    3017831
GILEAD SCIENCES			COM		375558103     3423    73900 SH	     SOLE		       9900	0      64000
GOOGLE				CL A		38259P508   651830  1872753 SH	     SOLE		    1222205	0     650548
HANSEN MEDICAL			COM		411307101     1506   374533 SH	     SOLE		      49645	0     324888
INTERCONTINENTAL EXCHANGE	COM		45865V100   466398  6262897 SH	     SOLE		    4135467	0    2127430
INTUITIVE SURGICAL		COM		46120E602   346974  3638569 SH	     SOLE		    2409058	0    1229511
IRON MOUNTAIN			COM		462846106   129512  5841758 SH	     SOLE		    3701946	0    2139812
LAS VEGAS SANDS			COM		517834107   127765 42446692 SH	     SOLE		   29223385	0   13223307
MEDAREX				COM		583916101     1219   237700 SH	     SOLE		      31800	0     205900
MERCADOLIBRE			ADR		58733R102     9358   504500 SH	     SOLE		     504500	0	   0
MINDRAY MEDICAL INTL 		SPON ADR        602675100   156604  8460533 SH	     SOLE		    5718151	0    2742382
MONSANTO			COM		61166W101   277381  3337922 SH	     SOLE		    2198838	0    1139084
MOODYS CORP			COM		615369105   148483  6478316 SH	     SOLE		    4134781	0    2343535
NATIONAL OILWELL VARCO		COM		637071101   559152 19475863 SH	     SOLE		   12925233	0    6550630
NEW ORIENTAL EDUCATION		SPON ADR	647581107    31631   629480 SH	     SOLE		     629480	0	   0
NUVASIVE			COM		670704105     7675   244575 SH	     SOLE		      62675	0     181900
QUALCOMM			COM		747525103   291341  7487555 SH	     SOLE		    4891463	0    2596092
REGENERON PHARMACEUTICALS	COM		75886F107     1556   112300 SH	     SOLE		      14800	0      97500
SALESFORCE.COM			COM		79466L302   276968  8462209 SH	     SOLE		    5694425	0    2767784
SCHLUMBERGER			COM		806857108   377607  9296075 SH	     SOLE		    6032493	0    3263582
SEQUENOM INC			COM 		817337405      904    63600 SH	     SOLE		       8400	0      55200
ST. JUDE MEDICAL		COM		790849103     3626    99800 SH	     SOLE		      13200	0      86600
STARBUCKS			COM		855244109   324817 29236457 SH	     SOLE		   18735862	0   10500595
STRYKER				COM		863667101   171654  5042717 SH	     SOLE		    3156778	0    1885939
VARIAN MEDICAL SYSTEMS		COM		92220P105   227078  7459847 SH	     SOLE		    4678444	0    2781403
VERTEX PHARMS			COM		92532F100     2293    79800 SH	     SOLE		      10500	0      69300
VISA INC			COM		92826C839   491722  8843918 SH	     SOLE		    5778285	0    3065633